Income Tax Receivable	12 Months Ended
Nov. 30, 2022
Income Tax Receivable
Income Tax Receivable

6. Income Tax Receivable

Year ended November 30, 2022
Federal income tax receivable	$45,500
State of Alaska income tax receivable	22,500
$68,000

During the year ended November 30, 2022, we made corporate income tax instalments totaling $68,000. These amounts are refundable to us as we have no income tax expense for the year ended November 30, 2022 (Note 15).